CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgements and estimates [Abstract]
Disclosure of Detailed Information about Allowance for Expected Credit Losses

Key judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
The appropriate lifetime of an exposure to credit risk for the assessment of lifetime losses, notably on revolving products
Establishing the criteria for a significant increase in credit risk (SICR)
The use of management judgement alongside impairment modelling processes to adjust inputs, parameters and outputs to reflect risks not captured by models
Key estimates:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

Disclosure of Detailed Information about Significant Increase in Credit Risk

SICR triggers for key Retail portfolios
Origination grade	1	2	3	4	5	6	7
Mortgages SICR grade	5	5	6	7	8	9	10
Credit cards, loans and overdrafts SICR grade	4	5	6	7	8	9	10

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary %[1]	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00
1Probability-weighted annualised lifetime probability of default.

Disclosure of Detailed Information about Total Impact on ECL per Scenario

	2021	2022	2023	2024	2025	2021-2025 average
At 31 December 2021%		%	%	%	%	%
Upside
Gross domestic product	7.1	4.0	1.4	1.3	1.4	3.0
UK Bank Rate	0.14	1.44	1.74	1.82	2.03	1.43
Unemployment rate	4.4	3.3	3.4	3.5	3.7	3.7
House price growth	10.1	2.6	4.9	4.7	3.6	5.1
Commercial real estate price growth	12.4	5.8	0.7	1.0	(0.6)	3.7
Base case
Gross domestic product	7.1	3.7	1.5	1.3	1.3	2.9
UK Bank Rate	0.14	0.81	1.00	1.06	1.25	0.85
Unemployment rate	4.5	4.3	4.4	4.4	4.5	4.4
House price growth	9.8	0.0	0.0	0.5	0.7	2.1
Commercial real estate price growth	10.2	(2.2)	(1.9)	0.1	0.6	1.2
Downside
Gross domestic product	7.1	3.4	1.3	1.1	1.2	2.8
UK Bank Rate	0.14	0.45	0.52	0.55	0.69	0.47
Unemployment rate	4.7	5.6	5.9	5.8	5.7	5.6
House price growth	9.2	(4.9)	(7.8)	(6.6)	(4.7)	(3.1)
Commercial real estate price growth	8.6	(10.1)	(7.0)	(3.4)	(0.3)	(2.6)
Severe downside
Gross domestic product	6.8	0.9	0.4	1.0	1.4	2.1
UK Bank Rate	0.14	0.04	0.06	0.08	0.09	0.08
Unemployment rate	4.9	7.7	8.5	8.1	7.6	7.3
House price growth	9.1	(7.3)	(13.9)	(12.5)	(8.4)	(6.9)
Commercial real estate price growth	5.8	(19.6)	(12.1)	(5.3)	(0.5)	(6.8)
Probability-weighted
Gross domestic product	7.0	3.4	1.3	1.2	1.3	2.8
UK Bank Rate	0.14	0.82	0.99	1.04	1.20	0.83
Unemployment rate	4.6	4.7	5.0	5.0	4.9	4.8
House price growth	9.6	(1.4)	(2.3)	(1.7)	(1.0)	0.6
Commercial real estate price growth	9.9	(3.9)	(3.7)	(1.2)	(0.1)	0.1

Base case scenario by quarter[1]	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021	First quarter 2022	Second quarter 2022	Third quarter 2022	Fourth quarter 2022
At 31 December 2021%		%	%	%	%	%	%	%
Gross domestic product	(1.3)	5.4	1.1	0.4	0.1	1.5	0.5	0.3
UK Bank Rate	0.10	0.10	0.10	0.25	0.50	0.75	1.00	1.00
Unemployment rate	4.9	4.7	4.3	4.3	4.4	4.3	4.3	4.3
House price growth	6.5	8.7	7.4	9.8	8.4	6.1	3.2	(0.0)
Commercial real estate price growth	(2.9)	3.4	7.5	10.2	8.4	5.2	0.9	(2.2)
1Gross domestic product presented quarter-on-quarter, house price growth and commercial real estate growth presented year-on-year – i.e. from the equivalent quarter the previous year. UK Bank Rate and unemployment rate are presented as at end of quarter.

	2020	2021	2022	2023	2024	2020-2024 average
At 31 December 2020%		%	%	%	%	%
Upside
Gross domestic product	(10.5)	3.7	5.7	1.7	1.5	0.3
UK Bank Rate	0.10	1.14	1.27	1.20	1.21	0.98
Unemployment rate	4.3	5.4	5.4	5.0	4.5	5.0
House price growth	6.3	(1.4)	5.2	6.0	5.0	4.2
Commercial real estate price growth	(4.6)	9.3	3.9	2.1	0.3	2.1
Base case
Gross domestic product	(10.5)	3.0	6.0	1.7	1.4	0.1
UK Bank Rate	0.10	0.10	0.10	0.21	0.25	0.15
Unemployment rate	4.5	6.8	6.8	6.1	5.5	5.9
House price growth	5.9	(3.8)	0.5	1.5	1.5	1.1
Commercial real estate price growth	(7.0)	(1.7)	1.6	1.1	0.6	(1.1)
Downside
Gross domestic product	(10.6)	1.7	5.1	1.4	1.4	(0.4)
UK Bank Rate	0.10	0.06	0.02	0.02	0.03	0.05
Unemployment rate	4.6	7.9	8.4	7.8	7.0	7.1
House price growth	5.6	(8.4)	(6.5)	(4.7)	(3.0)	(3.5)
Commercial real estate price growth	(8.7)	(10.6)	(3.2)	(0.8)	(0.8)	(4.9)
Severe downside
Gross domestic product	(10.8)	0.3	4.8	1.3	1.2	(0.8)
UK Bank Rate	0.10	0.00	0.00	0.01	0.01	0.02
Unemployment rate	4.8	9.9	10.7	9.8	8.7	8.8
House price growth	5.3	(11.1)	(12.5)	(10.7)	(7.6)	(7.5)
Commercial real estate price growth	(11.0)	(21.4)	(9.8)	(3.9)	(0.8)	(9.7)
Probability-weighted
Gross domestic product	(10.6)	2.6	5.5	1.6	1.4	(0.1)
UK Bank Rate	0.10	0.39	0.42	0.43	0.45	0.36
Unemployment rate	4.5	7.0	7.3	6.7	6.0	6.3
House price growth	5.9	(5.2)	(1.5)	(0.2)	0.3	(0.2)
Commercial real estate price growth	(7.2)	(3.0)	(0.3)	0.3	(0.1)	(2.1)

Base case scenario by quarter[1]	First quarter 2020	Second quarter 2020	Third quarter 2020	Fourth quarter 2020	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021
At 31 December 2020%		%	%	%	%	%	%	%
Gross domestic product	(3.0)	(18.8)	16.0	(1.9)	(3.8)	5.6	3.6	1.5
UK Bank Rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	4.0	4.1	4.8	5.0	5.2	6.5	8.0	7.5
House price growth	2.8	2.6	7.2	5.9	5.5	4.7	(1.6)	(3.8)
Commercial real estate price growth	(5.0)	(7.8)	(7.8)	(7.0)	(6.1)	(2.9)	(2.2)	(1.7)
1Gross domestic product presented quarter-on-quarter, house price growth and commercial real estate growth presented year-on-year – i.e. from the equivalent quarter the previous year. UK Bank Rate and unemployment rate are presented as at end of quarter.

Disclosure of Detailed Information about Economic Assumptions

	At 31 December 2021				At 31 December 2020
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	12.6	12.3	11.4	7.6	1.4	0.8	(1.7)	(3.0)
UK Bank Rate	2.04	1.25	0.71	0.25	1.44	0.25	0.10	0.10
Unemployment rate	4.9	4.9	6.0	8.5	6.5	8.0	9.3	11.5
House price growth	28.5	11.0	9.2	9.1	22.6	5.9	5.6	5.3
Commercial real estate price growth	20.9	10.2	8.6	6.9	11.0	(2.7)	(2.7)	(2.7)
1Reflects five year period from 2021 to 2025.
Economic assumptions – start to trough[1]

	At 31 December 2021				At 31 December 2020
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	(1.3)	(1.3)	(1.3)	(1.3)	(21.2)	(21.2)	(21.2)	(21.2)
UK Bank Rate	0.10	0.10	0.10	0.02	0.10	0.10	0.01	0.00
Unemployment rate	3.2	4.3	4.3	4.3	4.0	4.0	4.0	4.0
House price growth	1.2	1.2	(14.8)	(30.2)	(0.5)	(0.5)	(16.4)	(32.4)
Commercial real estate price growth	0.8	0.8	(12.8)	(30.0)	(6.9)	(9.0)	(22.2)	(39.9)
1Reflects five year period from 2021 to 2025.

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios. The stage allocation for an asset is based on the overall scenario probability-weighted PD and, hence, the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is constant reflecting the basis on which they are evaluated. Judgements applied through changes to inputs are reflected in the scenario sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £223 million compared to £506 million at 31 December 2020, noting that if the impact of MES staging was also included, as shown in the table below, this would increase to £230 million compared to £545 million at 31 December 2020.

	At 31 December 2021					At 31 December 2020
	Probability- weighted	Upside	Base case	Downside	Severe downside	Probability- weighted	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	837	637	723	967	1,386	1,027	614	804	1,237	2,306
Retail excluding UK mortgages	1,429	1,286	1,392	1,516	1,706	2,368	2,181	2,310	2,487	2,745
Commercial Banking	1,333	1,196	1,261	1,403	1,753	2,402	1,910	2,177	2,681	3,718
Other	443	441	443	444	446	450	448	450	450	456
ECL allowance	4,042	3,560	3,819	4,330	5,291	6,247	5,153	5,741	6,855	9,225
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios, with staging of assets based on each specific scenario probability of default. ECL applied through individual assessments and post-model adjustments is reported flat against each economic scenario, reflecting the basis on which they are evaluated. Judgements applied through changes to inputs are reflected in the scenario sensitivities. A probability-weighted scenario is not shown as this does not reflect the basis on which ECL is reported.

	At 31 December 2021				At 31 December 2020
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	636	722	973	1,448	602	797	1,269	2,578
Retail excluding UK mortgages	1,270	1,388	1,535	1,767	2,154	2,299	2,509	2,819
Commercial Banking	1,192	1,259	1,414	2,006	1,892	2,157	2,738	4,155
Other	441	443	444	447	448	449	450	457
ECL allowance	3,539	3,812	4,366	5,668	5,096	5,702	6,966	10,009
The table below shows the percentage of assets that would be recorded in Stage 2 for the upside, base case, downside and severe downside scenarios, if stage allocation was based on each specific scenario.

	At 31 December 2021				At 31 December 2020
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
UK mortgages	6.6	6.8	7.9	10.1	6.9	8.9	11.8	16.7
Retail excluding UK mortgages	10.9	11.7	13.2	16.3	12.6	13.5	15.2	17.9
Commercial Banking	6.7	6.9	8.4	19.7	8.2	10.9	17.5	24.9
Other	0.1	0.1	0.1	0.1	—	—	—	—
Percentage of assets in Stage 2	6.5	6.6	7.7	11.6	7.0	8.7	11.8	16.4
The table below shows the impact on the Group’s ECL in respect of UK mortgages of an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario.

	At 31 December 2021		At 31 December 2020
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI
ECL impact, £m	(112)	162	(206)	284

Disclosure of Detailed Information about Application of Judgement in Adjustments to Modelled ECL

	Modelled ECL	Individually assessed	Judgements due to COVID-19[1]	Other judgements	Total ECL
	£m	£m	£m	£m	£m
At 31 December 2021
UK mortgages	292	—	67	478	837
Credit cards	436	—	94	(9)	521
Other Retail	801	—	57	50	908
Commercial Banking	281	905	161	(14)	1,333
Other	43	—	400	—	443
Total	1,853	905	779	505	4,042
At 31 December 2020
UK mortgages	481	—	36	510	1,027
Credit cards	851	—	128	(56)	923
Other Retail	1,209	—	193	43	1,445
Commercial Banking	1,051	1,222	131	(2)	2,402
Other	50	—	400	—	450
Total	3,642	1,222	888	495	6,247
1Judgements introduced to address the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.

Disclosure of Detailed Information about Valuation of Assets and Liabilities Arising from Insurance Business

Key judgement:	Future economic and operating conditions
Key estimates:	Future investment returns
Future mortality rates
Future expenses

Disclosure of Detailed Information about Defined Benefit Pension Scheme Obligations

Key judgement:	Determination of an appropriate yield curve
Key estimates:	Discount rate applied to future cash flows
Expected lifetime of the schemes' members
Expected rate of future inflationary increases

Disclosure of Detailed Information about Recoverability of Deferred Tax Assets and Uncertain Tax Positions

Key judgement:	Interpreting tax rules on the Group’s open tax matters

Disclosure of Detailed Information about Regulatory Positions

Key judgements:	Determining the scope of reviews required by regulators
The impact of legal decisions that may be relevant to claims received
Determining whether a reliable estimate is available for obligations arising from past events
Key estimates:	The number of future complaints
The proportion of complaints that will be upheld
The average cost of redress

Disclosure of Detailed Information about Fair Value of Financial Instruments

Key estimate:	Interest rate spreads, earnings multiples and interest rate volatility

Disclosure of Detailed Information about Capitalised Software Enhancements

Key judgement:	Assessing future trading conditions that could affect the Group’s business operations
Key estimate:	Estimated useful life of internally generated capitalised software